Offerings	Jul. 21, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,791,019
Proposed Maximum Offering Price per Unit | $ / shares	2.49
Maximum Aggregate Offering Price	$ 9,439,637.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,445.21
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the registration of 3,791,019 shares of common stock available to be issued under the Plan.Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(l) under the Securities Act, on the basis of the average of the high ($2.59) and low ($2.39) reported prices of the shares of Common Stock of the Registrant as reported by the Nasdaq Capital Market on July 16, 2025, a date within five business days prior to the filing of this Registration Statement.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	190,000
Proposed Maximum Offering Price per Unit | $ / shares	8.48
Maximum Aggregate Offering Price	$ 1,611,200
Fee Rate	0.01531%
Amount of Registration Fee	$ 246.67
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	145,000
Proposed Maximum Offering Price per Unit | $ / shares	6.48
Maximum Aggregate Offering Price	$ 939,600
Fee Rate	0.01531%
Amount of Registration Fee	$ 143.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	173,000
Proposed Maximum Offering Price per Unit | $ / shares	3.73
Maximum Aggregate Offering Price	$ 645,290
Fee Rate	0.01531%
Amount of Registration Fee	$ 98.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	115,000
Proposed Maximum Offering Price per Unit | $ / shares	2.43
Maximum Aggregate Offering Price	$ 279,450
Fee Rate	0.01531%
Amount of Registration Fee	$ 42.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	167,500
Proposed Maximum Offering Price per Unit | $ / shares	1.2684
Maximum Aggregate Offering Price	$ 212,457
Fee Rate	0.01531%
Amount of Registration Fee	$ 32.52
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	115,192
Proposed Maximum Offering Price per Unit | $ / shares	1.25
Maximum Aggregate Offering Price	$ 143,990
Fee Rate	0.01531%
Amount of Registration Fee	$ 22.04
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	361,875
Proposed Maximum Offering Price per Unit | $ / shares	2.04
Maximum Aggregate Offering Price	$ 738,225
Fee Rate	0.01531%
Amount of Registration Fee	$ 113.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	67,855
Proposed Maximum Offering Price per Unit | $ / shares	7.00
Maximum Aggregate Offering Price	$ 474,985
Fee Rate	0.01531%
Amount of Registration Fee	$ 72.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	83,185
Proposed Maximum Offering Price per Unit | $ / shares	5.71
Maximum Aggregate Offering Price	$ 474,986.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 72.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	371,090
Proposed Maximum Offering Price per Unit | $ / shares	1.28
Maximum Aggregate Offering Price	$ 474,995.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 72.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	70,000
Proposed Maximum Offering Price per Unit | $ / shares	1.93
Maximum Aggregate Offering Price	$ 135,100
Fee Rate	0.01531%
Amount of Registration Fee	$ 20.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	35,000
Proposed Maximum Offering Price per Unit | $ / shares	3.48
Maximum Aggregate Offering Price	$ 121,800
Fee Rate	0.01531%
Amount of Registration Fee	$ 18.65
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	10,000
Proposed Maximum Offering Price per Unit | $ / shares	4.7973
Maximum Aggregate Offering Price	$ 47,973
Fee Rate	0.01531%
Amount of Registration Fee	$ 7.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.0.01 per share
Amount Registered | shares	25,000
Proposed Maximum Offering Price per Unit | $ / shares	1.29
Maximum Aggregate Offering Price	$ 32,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 4.94
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of Microbot Medical Inc. (the “Registrant”) common stock that become issuable under the Microbot Medical Inc. 2020 Omnibus Performance Award Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,009,697 shares of common stock by certain officers and directors of the Registrant that consist of options that were previously issued and that have vested or will vest pursuant to the Plan.